RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS.
RIGHT-OF-USE ASSETS
8.	RIGHT-OF-USE ASSETS

The Company leases certain assets under lease agreements. The lease liabilities consists of residential, office and equipment leases. The leases are non-interest bearing and expiry dates for these leases range from May 2022 to November 2041. The related lease liabilities were measured at the present value of the remaining lease payments discounted using an incremental borrowing rate of 12% upon commencement of the lease.

As at December 30, 2021 and 2020, the Company’s right-of use assets were as follows:

Total
$
Cost
Balance at January 1, 2020	—
Additions	85,532
Balance at December 31, 2020	85,532
Additions	141,633
Balance at December 31, 2021	227,165
Accumulated Depreciation
Balance at January 1, 2020	—
Depreciation	31,497
Balance at December 31, 2020	31,497
Depreciation	98,410
Balance at December 31, 2021	129,907
Carrying Amount
At December 31, 2020	54,035
At December 31, 2021	97,258

As at December 30, 2021 and 2020, the Company’s lease liabilities were as follows:

Lease liability	December 31, 2021	December 31, 2020
Current portion	$54,250	$53,201
Non-current portion	46,600	—
Total lease liabilities	$100,850	$53,201

8.	RIGHT-OF-USE ASSETS (continued)

A Reconciliation of debt arising from lease liabilities is as follows:

	December 31, 2021	December 31, 2020
Lease liabilities beginning of year	$53,201	$—
Additions to lease liabilities	141,633	85,532
Principal payments on lease liabilities	(93,984)	(32,331)
	$100,850	$53,201

As at December 30, 2021 and 2020, the Company is committed to minimum lease payments as follows:

Maturity analysis	December 31, 2021	December 31, 2020
Less than one year	$62,517	$53,201
One to five years	22,130	—
More than five years	106,187	—
Total undiscounted lease liabilities	$190,835	$53,201

Amounts recognized in profit or loss	December 31, 2021	December 31, 2020
Interest on lease liabilities	$6,516	$3,544
Expenses related to short-term leases	$—	$—

Amounts recognized in the statement of cash flows	December 31, 2021	December 31, 2020
Principal payments on lease liabilities	$93,983	$32,331
Total cash outflows for leases	$100,499	$35,875